Exhibit 99.1

Renovate America, Inc. 16409 West Bernardo Drive San Diego, CA 92127

Report of Independent Accountants on Applying
Agreed-Upon Procedures

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Renovate America, Inc. (the “Company”) and Barclays Capital Inc. (the “Other Specified Party”), who are collectively referred to herein as the “Specified Parties,” relating to certain attributes of the collateral assets included in the securitization, pursuant to the offering of HERO Funding 2018-2 (the “Transaction”). Renovate America, Inc. is responsible for the accuracy of certain attributes of the collateral assets included in the Transaction (the “Responsible Party”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 45 property assessed clean energy (“PACE”) assessments (“PACE Assessments”) identified as follows (the “Sample Assessments”):
•	40 PACE Assessments were randomly selected from the file “List of Loan ID’s.xlsx” containing a list of 1,992 PACE Assessments provided by the Company on September 11, 2018 (“Initial Assessment List”)
•
5 PACE Assessments were randomly selected from the file “List of Loan ID’s v2.xlsx” containing a list of 219 additional PACE Assessments provided by the Company on September 20, 2018 (“Subsequent Assessment List”)

With respect to the Initial Assessment List and the Subsequent Assessment List, a random selection method ensures that all PACE Assessments have an equal chance of being selected.

The Specified Parties represent that the 45 Sample Assessments were selected from the pool of PACE Assessments underlying the PACE Bond assets (“PACE Bonds”) sold as part of the Transaction, excluding any subsequent PACE Bond assets to be acquired after the Closing Date of the Transaction.

The Specified Parties also requested we perform certain procedures over 94 PACE Bonds, which the Specified Parties represent as the entire population of PACE Bonds sold as part of the Transaction, excluding any subsequent PACE Bond assets to be acquired after the Closing Date of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017 T: (213) 356-6000, F: (813) 637-4444, www.pwc.com/us

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Company; and
•
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the pool of assessments with all assets in the Transaction based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

For purposes of this report, we have performed agreed-upon procedures with respect to certain information related to the PACE Assessments and PACE Bonds. The following phrases, terms, and definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•
The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more data attributes to underlying documentation for which the data attributes and the underlying documentation have been found to be in agreement, unless otherwise indicated.

•
The phrase “Initial Assessment Data Tape” refers to a detailed listing of 1,992 PACE Assessments, containing certain attributes related to the PACE Assessments contained in the Initial Assessment List, provided to us by the Company on September 14, 2018 in the file “HERO 2018-2 Datatape-Initial Pool.xlsx”

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

•
The phrase “Final Assessment Data Tape” refers to a detailed listing of 2,204 PACE Assessments, containing certain attributes related to the PACE Assessments contained in the Initial Assessment List and Final Assessment List, provided to us by the Company on September 21, 2018 in the file “HERO 2018-2 Datatape-Initial Pool v2.xlsx.”  The Company represented that 7 PACE Assessments from the Initial Assessment Data Tape were fully prepaid on September 2, 2018 and excluded from the Final Assessment Data Tape; however, no Sample Assessments were excluded.

•	The phrase “Assessment File” refers to the contract files or documentation related to each Assessment which includes the following documents:
o	Contractual Assessment Data File,
o	Hero Processing Worksheet,
o	Assessment Contract (including any Assessment Contract Addendum, as applicable), and
o	Completion Certificates.

We were provided with an Assessment File for each Sample Assessment, which we used to perform the procedures related to the Sample Assessments enumerated below.

•
The phrase “Initial PACE Data Tape” refers to a detailed listing of 84 PACE Bonds to be included in the Transaction, containing certain attributes related to those PACE Bonds, provided by the Company on September 17, 2018 in the file “HERO 2018-2 PACE Bond Data.xlsx”.

•
The phrase “Subsequent PACE Data Tape” refers to a detailed listing of 94 PACE Bonds to be included in the Transaction, containing certain attributes related to those PACE Bonds, provided by the Company on September 21, 2018 in the file “HERO 2018-1 PACE Bond Data Tape v2.xlsx”.  This file was comprised of:

o	84 PACE Bonds included in the Initial PACE Data Tape, and
o	10 additional PACE Bonds.

•
The phrase “Final PACE Data Tape” refers to a detailed listing of 94 PACE Bonds to be included in the Transaction, containing certain attributes related to those PACE Bonds, provided by the Company on September 25, 2018 in the file “HERO 2018-1 PACE Bond Data Tape v3.xlsx”. This file was comprised of the 94 PACE Bonds that were included in the Subsequent PACE Data Tape.

With respect to the certain PACE Bonds also included in the Initial PACE Data Tape and the Subsequent PACE Data Tape, the Company represented that corrections were made to certain attributes which have been identified as exceptions in Exhibit IV of this AUP Report.

•
The phrase “Supplemental Indentures” refers to the individual Supplemental Indentures for the PACE Bonds provided to us by the Company and used by us in performing the procedures related to the PACE Bonds enumerated below.

•
The phrase “Initial PACE Prepayment File” refers to a file containing information related to partial and full prepayments for the PACE Assessments underlying each of the PACE Bonds in the Initial PACE Data Tape, provided by the Company on September 19, 2018 in the file “HERO 2018-2 Prepayments.xlsx”.

•
The phrase “Final PACE Prepayment File” refers to a file containing information related to partial and full prepayments for the PACE Assessments underlying each of the PACE Bonds in the Initial PACE Data Tape, Subsequent PACE Data Tape and Final PACE Data Tape, provided by the Company on September 21, 2018 in the file “HERO 2018-2 Prepayments v2.xlsx”.

We have performed the procedures enumerated below. The procedures below were established and agreed to by the Specified Parties and were performed solely to assist you with the comparison of certain attributes to source documents using the assumptions and methodologies specified in the procedures below.  Any exceptions have been reported within Exhibits I through V.

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

We applied the following procedures to each of the Sample Assessments:

1.
We compared and agreed the attributes specified in the table below (“Specified Attributes”) set forth in the Initial Assessment Data Tape and Final Assessment Data Tape, as applicable, to the source within the Assessment File, and found them to be in agreement:

	Specified Attributes	Field Name in Initial Assessment Data Tape and Final Assessment Data Tape	Source within Assessment File
a	HEROId	HERO Id	Completion Certificate
b	Property City	Property City	Assessment Contract or Assessment Contract Addendum*
c	APN	AUSAPN	Assessment Contract or Assessment Contract Addendum*
d	County	County	Assessment Contract or Assessment Contract Addendum*
e	Zip	Zip	Assessment Contract or Assessment Contract Addendum*
f	Property Type	Property Type	Hero Processing Worksheet
g	Products (1-9)	Products (01-09)	Completion Certificate
h	Term	Term	Hero Processing Worksheet
i	Rate	Assessment Rate	Assessment Contract or Assessment Contract Addendum*
j	Funding Date	Funding Date	Hero Processing Worksheet
k	Funded Amount	Funded Amount	Hero Processing Worksheet
l	Home Value	Home Value	Hero Processing Worksheet
m	First Payment	First Payment	Hero Processing Worksheet
n	Maturity Date	Maturity Date	Hero Processing Worksheet
o	Tax Payment	Total Annual Tax Payment	Hero Processing Worksheet
p	Total Open Liens	Total Open Liens	Hero Processing Worksheet
q	Property Value Source	Property Value Source	Hero Processing Worksheet
* Assessment Contract Addendum, when available, will take priority over the Assessment Contract.

Per the Company, the Specified Attributes “Products (1-9)” may be listed in a different order in the Assessment File when compared to the Initial Assessment Data Tape and Final Assessment Data Tape. The Company has instructed us that no exception should be noted in the event of a different order of Products.

Per the Company, the Specified Attributes “Products (1-9)” may be listed more than once for any given Sample Assessment in the Assessment File. The Company noted that if an identical Product was listed more than once in the Assessment File, and only listed once in the Initial Assessment Data Tape and Final Assessment Data Tape, no exception should be noted.

Per the Company’s instruction, a $1 difference threshold was applied for the Specified Attribute “Tax Payment.”

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

2.
We recalculated the Loan to Value (“LTV”) using information obtained from the Initial Assessment Data Tape and Final Assessment Data Tape as a) “Total Open Liens” over b) “Home Value.” We compared and agreed the results rounded to the nearest 0.01% to the LTV disclosed in the Initial Assessment Data Tape and Final Assessment Data Tape, without exception.

3.
We recalculated the Combined Loan to Value (“CLTV”) using information obtained from the Initial Assessment Data Tape and Final Assessment Data Tape by summing a) “Total Open Liens” and b) “Funded Amount” and dividing the result by c) “Home Value.” We compared and agreed the results rounded to the nearest 0.01% to the CLTV disclosed in the Initial Assessment Data Tape and Final Assessment Data Tape, without exception.

4.
We recalculated Assessment Loan to Value (“Assessment LTV”) using information obtained from the Initial Assessment Data Tape and Final Assessment Data Tape as a) “Funded Amount” over b) “Home Value.” We compared and agreed the results rounded to the nearest 0.01% to the Assessment LTV disclosed in the Initial Assessment Data Tape and Final Assessment Data Tape, without exception.

5.
We recalculated the Reserve Fund Amount by multiplying a) “Project Cost” obtained from the Initial Assessment Data Tape and Final Assessment Data Tape by b) the applicable reserve fund percentage specified by the Company per the table below, utilizing the “Program” and “Application Date” as obtained from the Initial Assessment Data Tape and Final Assessment Data Tape.

Reserve Amount %
Program	Application Date on or before 3/6/2018	Application Date after 3/6/2018
CSCDA	0.20%	0.25%
LA County	0.10%	0.90%
MCED	0.25%	0.25%
WRCOG	0.075%	0.25%

Reserve Amount %
Program	Application Date on or before 7/1/2018	Application Date after 7/1/2018
FDFC	0.075%	0.25%

Per the Company, for any assessment with an “Earliest SDD” before 12/1/2016, “Funded Amount” was used instead of “Project Cost” to recalculate “Reserve Fund Amount.”

We compared and agreed the results rounded to the nearest $0.01 to the Reserve Fund Amount disclosed in the Initial Assessment Data Tape and Final Assessment Data Tape, and found them to be in agreement, except as listed in Exhibit I and Exhibit II.

We applied the following procedures with respect to the PACE Bonds:

6.
For each PACE Bond, we compared the attributes listed below, as set forth in the Initial PACE Data Tape, Subsequent PACE Data Tape and Final PACE Data Tape, to the information contained in the Supplemental Indentures, and found them to be in agreement:

Specified Attribute	Field name in the Initial PACE Data Tape, Subsequent PACE Data Tape and Final PACE Data Tape
Bond Name	Identified PACE Bonds
Coupon	Rate
Maturity Date	Bond Last Payment
First Pay Date	Bond First Payment

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

7.	For each PACE Bond, we recalculated the “Principal Amount” by summing the following:

•	the “Balance” for each PACE Bond provided within the Initial PACE Data Tape, Subsequent PACE Data Tape and Final PACE Data Tape,
•
the sum of partial and full prepayment amounts, for each PACE Bond, utilizing the “Bond Id” and “Prepayment Amount,” contained in the Initial PACE Prepayment File and Final PACE Prepayment File, as applicable,

•	the sum of any exchanged underlying PACE Assessments, utilizing the “Current Balance” and “Bond Id,” contained in the Initial PACE Prepayment File and Final PACE Prepayment File.

The Initial PACE Prepayment file was used to determine the amount of prepayments and exchanged assessments on the Initial PACE Data Tape. The Final PACE Prepayment file was used to determine the aggregate amount of prepayments and exchanged assessments on the Subsequent PACE Data Tape and Final PACE Data Tape.

We compared the recalculated Principal Amount to the Principal Amount listed in the Supplemental Indentures and found them to be in agreement, except as listed in Exhibit IV.

8.
For each PACE Bond, we recalculated the “Term” by subtracting the first “Bond Payment Date” from the “Maturity Date” obtained from the Supplemental Indentures. The Company instructed us to round the results to the nearest Term as follows:

•	5 year term,
•	10 year term,
•	15 year term,
•	20 year term, and
•	25 year term.

For each PACE bond, we compared the recalculated Term to the Term listed in the Initial PACE Data Tape, Subsequent PACE Data Tape and Final PACE Data Tape and found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the PACE Assessments, PACE Bonds, or other information provided to us or included in the Transaction documents. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

October 9, 2018

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

Exhibit I
Initial Assessment Data Tape Exceptions

HERO ID	Procedure	Recalculated Value per Procedure	Value per Initial Assessment Data Tape
CA037149705	5	61.33	551.92

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

Exhibit II
Final Assessment Data Tape Exceptions

HERO ID	Procedure	Recalculated Value per Procedure	Value per Final Assessment Data Tape
CA037149705	5	61.33	551.92

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

Exhibit III
Initial PACE Data Tape Exceptions

No exceptions noted.

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

Exhibit IV
Subsequent PACE Data Tape Exceptions

Bond ID	Procedure	Recalculated Value per Procedure	Value per Supplemental Indentures
180713-CA-RA-HPR-R-15DCE	7	1,498,331.71	1,489,396.42
180713-CA-RA-HPR-R-20DCE	7	1,151,756.75	1,130,459.10
180817-CA-RA-HPR-R-05CDE	7	200,278.99	192,033.72
180711-LA-RA-HPR-R-25CB	7	532,961.32	494,999.63
180808-LA-RA-HPR-R-05BC	7	183,926.81	177,127.63
180727-MO-RA-HPR-R-05C	7	386,048.79	374,340.69
180712-CS-RA-HPR-R-05C	7	115,505.66	105,163.55
180712-CS-RA-HPR-R-20C	7	176,611.28	163,036.97

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-2
October 9, 2018

Exhibit V
Final PACE Data Tape Exceptions

No exceptions noted.